Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 3,250	$ 2,833	$ 3,305
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	691	636
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	737	400
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,601	1,605
Civil Related Environmental Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 221	$ 192